Earnings Per Share	12 Months Ended
Aug. 27, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following table reflects the calculation of basic and diluted income per share for the past three fiscal years:

	Year Ended
(In thousands, except per share data)	August 27, 2016	August 29, 2015	August 30, 2014
Income per share - basic
Net income	$45,496	$41,210	$45,053
Weighted average shares outstanding	26,925	26,941	27,430
Net income per share - basic	$1.69	$1.53	$1.64

Income per share - assuming dilution
Net income	$45,496	$41,210	$45,053
Weighted average shares outstanding	26,925	26,941	27,430
Dilutive impact of awards and options outstanding	108	110	115
Weighted average shares and potential dilutive shares outstanding	27,033	27,051	27,545
Net income per share - assuming dilution	$1.68	$1.52	$1.64

The computation of weighted average shares and potential dilutive shares outstanding excludes the effects of options to purchase 10,000, 167,394 and 457,421 shares of common stock for the fiscal years ended August 27, 2016, August 29, 2015 and August 30, 2014, respectively. These amounts were not included in the computation of diluted income per share because they are anti-dilutive under the treasury stock method.